Other Long-Term Loan	12 Months Ended
Dec. 31, 2024
Other Long-Term Loan [Abstract]
OTHER LONG-TERM LOAN

NOTE 11 - OTHER LONG-TERM LOAN:

a.	Composition:

	December 31
	2024	2023
	in USD thousands
Loan from PortXL Netherlands B.V.	138	140
Less - current maturities	(91)	(78)
Total long-term loan	47	62

b.	Change during the year:

	Year ended December 31
	2024	2023	2022
	in USD thousands
Beginning of the year	140	128	129
Interest expenses	7	6	6
Foreign currency translation adjustment	(9)	6	(7)
End of year	138	140	128

c.	Additional disclosure

Loan from PortXL Netherlands B.V.

Eco Wave Power Ltd. entered into an accelerator agreement with PortXL Netherlands B.V. in March 2019. The loan was granted under a mentorship-driven open innovation startup accelerator program focusing on port related industries. The loan consists of (i) an amount of EUR 85,000 (approximately $91,000) in kind, consisting of participating in the Program and (ii) an amount of EUR 15,000 (approximately $16,000) in cash. The loan agreement is subject to an annual interest rate of 5%, calculated on the total debt including accrued interest. The loan is repayable in five annual installments, that should have started April 1, 2023. In the event that Eco Wave Power Ltd. fails to repay the loan when due, PortXL Netherlands B.V. shall be entitled, as a sole remedy, to receive common shares of Eco Wave Power Ltd. in such number equal to the unpaid balance of the loan and the accrued interest, divided by $375.825. Upon such issuance, the loan shall be deemed repaid in full.